                                                                                                                           ASAFSUPP0803
                                                 American Skandia Advisor Funds, Inc.
                                 Supplement dated August 1, 2003 to the Prospectus dated March 1, 2003

                                     ASAF Alliance/Bernstein Growth + Value Fund (growth portion)

In the  supplement  to the March 1, 2003  prospectus  dated May 16, 2003,  Syed J.  Hasnain was  inadvertently  listed as  co-portfolio manager of the growth portion of the ASAF Alliance/Bernstein Growth + Value Fund (the "Fund").

Accordingly,  the section of the Prospectus entitled  "Management of the Company -- Sub-advisors - Alliance Capital  Management,  L.P.,
Inc." on pages 127-128 is revised by deleting the fourth paragraph and replacing it with the following:

         Day to day investment  decisions for the growth portion of the ASAF  Alliance/Bernstein  Growth + Value Fund are made by
         Stephanie  Simon and Dan Nordby.  Ms. Simon and Mr.  Nordby have managed the Fund since the Fund  commenced  operations.
         Seth J. Masters,  Chief  Investment  Officer for Style Blend Services,  has overall  responsibility  for rebalancing and administration  of the growth  and value  components  of the Fund.  Ms.  Simon is Senior  Vice  President  and Large Cap
         Portfolio  Manager and joined ACMC in 1998 after  serving as Chief  Investment  Officer for Sargent  Management  Company
         from 1996 to 1998.  Mr. Norby,  Senior Vice  President,  has been with Alliance  since 1996.  Mr.  Masters has been with
         Alliance  and,  prior to that,  Sanford C.  Bernstein  & Co.  LLC,  since 1991 and is the  chairman of the firm's US and
         Global Style Blend Investment  Policy Groups and a member of the Bernstein  Global,  International  and Emerging Markets
         Value Investment Policy Group.

                                              ASAF Alliance/Bernstein Growth + Value Fund

The Board of Directors of ASAF  unanimously  approved,  on July 25, 2003, a Plan of  Reorganization  (the "Plan") pursuant to which the
ASAF  Alliance/Bernstein  Growth + Value Fund (the  "Alliance/Bernstein  Fund") would transfer  substantially  all of its assets to the
ASAF Sanford  Bernstein  Managed Index 500 Fund (the "Sanford  Bernstein  Fund") (see page 101 of the Prospectus for information on the
Sanford  Bernstein Fund's  investment  program).  As a result of the  transaction,  shareholders of the  Alliance/Bernstein  Fund would receive shares of the Sanford  Bernstein Fund in exchange for their shares of the  Alliance/Bernstein  Fund and the  Alliance/Bernstein
Fund would cease  operations.  The Plan requires  approval of the  Alliance/Bernstein  Fund  shareholders  and will be submitted to the shareholders  for their  consideration  at a special  meeting to be held on or about  November  21,  2003.  If the Plan is  approved by shareholders of the Alliance/Bernstein Fund, the transaction is expected to become effective shortly thereafter.

                                     ASAF Alger All-Cap Growth Fund and ASAF Alliance Growth Fund

The  Board  of  Directors  of  American  Skandia  Advisor  Funds,  Inc.  ("ASAF")  unanimously  approved,  on July 25,  2003,  Plans of
Reorganization  (the  "Plans")  pursuant to which the ASAF Alger All-Cap  Growth Fund (the "Alger  Fund") and the ASAF Alliance  Growth
Fund (the "Alliance  Fund") would each transfer  substantially  all of its assets to the ASAF Marsico Capital Growth Fund (the "Marsico
Fund") (see page 87 of the  Prospectus  for  information on the Marsico Fund's  investment  program).  As a result of the  transaction, shareholders  of the Alger Fund and the  Alliance  Fund would  receive  shares of the Marsico  Fund in exchange for their shares of the
Alger Fund and the Alliance Fund and both the Alger Fund and the Alliance Fund would cease  operations.  The Plans require  approval of the Alger Fund and the Alliance  Fund  shareholders  and will be submitted to the  shareholders  for their  consideration  at a special meeting to be held on or about  November 21, 2003. If the Plans are approved by  shareholders  of the Alger Fund and the Alliance Fund, the transactions are expected to become effective shortly thereafter.

                        ASAF DeAM International Equity Fund and ASAF American Century International Growth Fund

The Board of Directors of ASAF unanimously  approved,  on July 25, 2003, Plans of  Reorganization  (the "Plans")  pursuant to which the
ASAF DeAM  International  Equity Fund (the "DeAM  International  Fund") and the ASAF American  Century  International  Growth Fund (the
"American Century Fund") would each transfer  substantially all of its assets to the ASAF William Blair International  Growth Fund (the
"William Blair Fund") (see page 61 of the Prospectus for information on the William Blair Fund's  investment  program).  As a result of the transaction,  shareholders of the DeAM  International  Fund and the American Century Fund would receive shares of the William Blair
Fund in exchange for their shares of the DeAM  International  Fund and the American Century Fund and both the DeAM  International  Fund and the American  Century Fund would cease  operations.  The Plans  require  approval of the DeAM  International  Fund and the American
Century Fund  shareholders  and will be submitted to the  shareholders  for their  consideration  at a special meeting to be held on or about November 21, 2003. If the Plans are approved by shareholders of the DeAM  International  Fund and the American  Century Fund, the
transactions are expected to become effective shortly thereafter.

                                                    ASAF Gabelli All-Cap Value Fund

The Board of Directors of ASAF  unanimously  approved,  on July 25, 2003, a Plan of  Reorganization  (the "Plan") pursuant to which the
ASAF Gabelli  All-Cap Value Fund (the "Gabelli  Fund") would  transfer  substantially  all of its assets to the ASAF  Neuberger  Berman
Mid-Cap Value Fund (the  "Neuberger  Berman Value Fund") (see page 77 of the Prospectus for  information on the Neuberger  Berman Value
Fund's  investment  program).  As a result of the  transaction,  shareholders of the Gabelli Fund would receive shares of the Neuberger
Berman  Value Fund in exchange for their shares of the Gabelli  Fund and the Gabelli  Fund would cease  operations.  The Plan  requires approval of the Gabelli Fund  shareholders and will be submitted to the  shareholders  for their  consideration at a special meeting to be held on or about  November 21, 2003. If the Plan is approved by  shareholders  of the Gabelli Fund,  the  transaction is expected to become effective shortly thereafter.

                                               ASAF Neuberger Berman Mid-Cap Growth Fund

The Board of Directors of ASAF  unanimously  approved,  on July 25, 2003, a Plan of  Reorganization  (the "Plan") pursuant to which the
ASAF Neuberger Berman Mid-Cap Growth Fund (the "Neuberger  Berman Growth Fund") would transfer  substantially  all of its assets to the
ASAF Goldman Sachs Mid-Cap Growth Fund (the "Goldman  Sachs Fund") (see page 73 of the Prospectus for  information on the Goldman Sachs
Fund's investment  program).  As a result of the transaction,  shareholders of the Neuberger Berman Growth Fund would receive shares of the Goldman  Sachs Fund in exchange for their shares of the Neuberger  Growth Fund and the Goldman  Sachs Fund would cease  operations.
The Plan  requires  approval of the Neuberger  Berman  Growth Fund  shareholders  and will be submitted to the  shareholders  for their consideration  at a  special  meeting  to be held on or about  November  21,  2003.  If the Plan is  approved  by  shareholders  of the
Neuberger Berman Growth Fund, the transaction is expected to become effective shortly thereafter.

                                                     ASAF DeAM Large-Cap Value Fund

The Board of Directors of ASAF  unanimously  approved,  on July 25, 2003, a Plan of  Reorganization  (the "Plan") pursuant to which the
ASAF DeAM Large-Cap Value Fund (the "DeAM Large-Cap Fund") would transfer  substantially  all of its assets to the ASAF Alliance Growth and Income Fund (the  "Alliance  Growth and Income Fund") (see page 103 of the Prospectus  for  information on the Alliance  Growth and
Income Fund's  investment  program).  As a result of the  transaction,  shareholders of the DeAM Large-Cap Fund would receive shares of the Alliance  Growth and Income Fund in exchange for their shares of the DeAM  Large-Cap  Fund and the DeAM  Large-Cap Fund would cease operations.  The Plan requires  approval of the DeAM Large-Cap Fund  shareholders  and will be submitted to the  shareholders for their consideration  at a special  meeting to be held on or about  November 21,  2003.  If the Plan is approved by  shareholders  of the DeAM
Large-Cap Fund, the transaction is expected to become effective shortly thereafter.

                                  ASAF DeAM Large-Cap Growth Fund and ASAF DeAM Large-Cap Value Fund

The sections of the Prospectus entitled "Investment Programs of the Fund - Other Investments - Options, Financial Futures and Other
Derivatives" for the ASAF DeAM Large-Cap Growth Fund and the ASAF DeAM Large-Cap Value Fund on pages 91-92 and 99-100, respectively, are each supplemented with the following language:

         The Fund may temporarily invest heavily in futures contracts under certain market conditions or when the Fund is new and it may be inefficient for the Fund to invest directly in securities due to a low level of fund assets.